Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impairment of non-financial assets [Member]
Key Sources of Estimation Uncertainty [Line Items]
Recognized impairment losses